Transactions with Related Parties - Cardiff, Vivid, Basset, Dryships (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				24 Months Ended	12 Months Ended	28 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 22, 2010 USD ($)	Dec. 31, 2012 Management Agreements with Cardiff Marine USD ($)	Dec. 31, 2011 Management Agreements with Cardiff Marine USD ($)	Dec. 21, 2010 Management Agreements with Cardiff Marine USD ($)	Dec. 31, 2010 Management Agreements with Cardiff Marine USD ($)	Dec. 31, 2012 Management Agreements with Cardiff Marine USD ($)	Dec. 31, 2013 New Management Agreement with Cardiff Marine	Dec. 31, 2012 Vivid - Consultancy agreement USD ($)	Dec. 31, 2011 Vivid - Consultancy agreement USD ($)	Dec. 31, 2010 Vivid - Consultancy agreement USD ($)	Dec. 31, 2013 Vivid - New consultancy agreement	Dec. 31, 2012 Basset - Consultancy Agreement - Effective June 1, 2012 USD ($)	Dec. 31, 2012 Basset - Consultancy Agreement - Effective June 1, 2012 EUR (€)
Related Party Transaction [Line Items]
Management fee per month per drillship							$ 40
Chartering commission							1.25%
Commission on the shipyard payments or purchase price							1.00%
Commission on loan financing or refinancing							1.00%
Commission on insurance premiums							2.00%
Payments for commissions						5,800		4,000
Commissions in connection with employment arrangements									1.00%	1.00%
Commission on purchase and sale activities									0.75%	0.75%
Additional paid-in capital	3,489,018	3,469,924			7,153	7,251			7,153		10,800	5,200	1,000
Fees related to employment arrangements					6,193	2,357
Sale and purchase fees					960	4,894
Commission on financing related services											0.20%			0.20%
Duration of consultancy agreement											5 years
Annual renumeration															1,200	900
Officers' compensation including sign-on bonus															2,500
Sign on bonus															1,800	1,500
Drillship construction options novated by Dryships	0	0	99,024
Non-refundable slot reservation fee per drillship				24,756
Proceeds from related party debt	0	175,500	0
Repayments of related party debt	$ 0	$ 175,500	$ 0